Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,620,466	$ 791,626	¥ 5,018,129
Short-term deposits	1,270,626	178,964	5,300,000
Restricted cash	10,147	1,429	97,706
Short-term investments	0	0	300,240
Accounts receivable, net of allowance for doubtful accounts of RMB5,870 and RMB12,780 as of December 31, 2022 and 2023, respectively	201,517	28,383	188,711
Prepaid expenses and other current assets	723,364	101,884	819,706
Total current assets	7,833,378	1,103,308	11,724,547
Long-term deposits	3,924,975	552,821	2,600,000
Long-term restricted cash	2,652,299	373,569	82,766
Right-of-use assets, net	109,572	15,433	115,520
Property and equipment, net	659,033	92,823	172,984
Intangible assets,net	17,086	2,407	22,203
Rental deposits	12,962	1,826	20,737
Long-term investments	786,911	110,834	893,988
Other non-current assets	180,052	25,360	162,499
Deferred tax assets	31,741	4,471	34,343
Total assets	16,228,009	2,285,669	15,829,587
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB509,042 and RMB521,303 as of December 31, 2022 and 2023, respectively)	616,681	86,857	617,022
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB469,076 and RMB428,547 as of December 31, 2022 and 2023, respectively)	442,805	62,368	484,775
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB381,220 and RMB293,194 as of December 31, 2022 and 2023, respectively)	630,617	88,821	797,504
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB9,178 and RMB4,314 as of December 31, 2022 and 2023, respectively)	4,314		9,178
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB23,558 and RMB25,031 as of December 31, 2022 and 2023, respectively)	60,008	8,452	88,352
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB37,837 and RMB33,283 as of December 31, 2022 and 2023, respectively)	94,719	13,341	68,765
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2022 and 2023, respectively)	27,261	3,840	26,483
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2022 and 2023, respectively)	215,615	30,369	0
Convertible senior notes-current (including convertible senior notes-current of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2022 and 2023, respectively)	0	0	2,646,168
Total current liabilities	2,092,020	294,656	4,738,247
Deferred tax liabilities	24,987	3,519	22,011
Long-term borrowings	1,938,385	273,016	0
Lease liabilities	52,171	7,348	33,281
Other non-current liabilities	114,085	16,069	105,410
Total liabilities	4,241,219	597,365	4,898,949
Commitments and contingencies (Note 18)
Equity
Treasury stock	(2,203,380)	(310,340)	(1,991,185)
Additional paid-in capital	7,813,675	1,100,533	7,587,543
Retained earnings	6,320,450	890,217	5,320,921
Accumulated other comprehensive income (loss)	(126,082)	(17,758)	(140,253)
Non-controlling interest	181,841	25,612	153,331
Total equity	11,986,790	1,688,304	10,930,638
Total liabilities and equity	16,228,009	2,285,669	15,829,587
Related Party [Member]
Current assets
Amounts due from related parties	7,258	1,022	55
Amounts due from related parties-non current	20,000	2,817	0
Current liabilities
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB9,178 and RMB4,314 as of December 31, 2022 and 2023, respectively)	4,314	608	9,178
Senior Notes [Member]
Current liabilities
Convertible senior notes	19,571	2,757	0
Class A Common Stock [Member]
Equity
Ordinary shares, value	235	33	230
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 51	$ 7	¥ 51